Note 5 - Acquisition-related Items (Details) - Composition of Acquisition-related Expense (Income) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 28, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Composition of Acquisition-related Expense (Income) [Abstract]
Transaction costs		$ 9,454	$ 3,336	$ 5,032
Contingent consideration fair value adjustments		2,145	1,801	3,645
Contingent consideration compensation expense		226	6,181	5,096
Reclassification from accumulated other comprehensive loss	2,553			2,553
Gain on revaluation of previously held equity investment (note 3)			(820)
		$ 11,825	$ 10,498	$ 16,326